LONG-TERM INVESTMENTS (Details Narrative) ¥ in Thousands, $ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Jul. 31, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	May 31, 2019 USD ($) shares	May 31, 2019 CNY (¥) shares	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 HKD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Investments in limited partnership funds								¥ 105,528		¥ 72,111
Fair value of investment unrealized gain (loss)								78,739		32,902
Impairment of investments								9,427		5,700
Fair value of investment								37,650		114,843
Hongkong Listed Company Gxg [Member]
Equity securities cost				¥ 89,517
Equity Securities With Readily Determinable Fair Value [Member] | Hongkong Listed Company Gxg [Member]
Number of equity shares purchased | shares			22,740,000	22,740,000
Payments to acquire investments			$ 13.0	¥ 13,000
Other Operating Income (Expense) [Member] | Enlarged A Group [Member]
Equity ownership interest											2.26%
Finance Income Expense [Member] | Enlarged A Group [Member]
Fair value of investment unrealized gain (loss)		¥ 79,541
Investee A [Member] | Other Operating Income (Expense) [Member]
Gain on disposal of equity investments											¥ 110,500
Investee B [Member] | Finance Income Expense [Member]
Fair value of investment unrealized gain (loss)	¥ 6,475
Limited Partnership [Member]
Consideration to acquire equity method investments								30,000		50,000
Investments in limited partnership funds								96,904		55,442
Initial investment of fund										20,000
Amount withdrawn								248
Limited Liability Companies [Member]
Consideration to acquire equity method investments							$ 1.5	¥ 10,770	$ 1.0	¥ 6,367
Meituan (3690 HK) [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Number of equity shares purchased | shares					106,600	106,600
Tencent (0700. HK) [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Number of equity shares purchased | shares					55,000	55,000
Tencent and Meituan [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Payments to acquire investments					¥ 65,065	$ 77.3